Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Basic:
Profit attributable to shareholders of the Company	¥ 499,573	¥ 687,483	¥ 200,052
Weighted average number of common stock in issue (in thousands of shares)	1,370,738	1,370,214	1,375,118
Basic earnings per share	¥ 364.46	¥ 501.73	¥ 145.48
Diluted:
Profit attributable to the common shareholders of the Company	¥ 499,573	¥ 687,483	¥ 200,052
Impact of dilutive potential ordinary shares issued by subsidiaries			(3)
Net profit used to determine diluted earnings per share	¥ 499,573	¥ 687,483	¥ 200,049
Weighted average number of common stock in issue (in thousands of shares)	1,370,738	1,370,214	1,375,118
Adjustments for stock options (in thousands of shares)	561	658	802
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,371,299	1,370,872	1,375,920
Diluted earnings per share	¥ 364.31	¥ 501.49	¥ 145.39